Accumulated other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2014
Accumulated other comprehensive income [Abstract]
Accumulated other comprehensive income
Accumulated other comprehensive income for the years December 31, 2014 and December 31, 2013:

(In US$ millions)	December 31, 2014	December 31, 2013
Unrealized (loss)/gain on marketable securities	(443)	539
Unrealized gain on foreign exchange	51	73
Actuarial loss relating to pension	(57)	(35)
Share in unrealized gains from associated companies	1	—
Unrealized loss on interest rate swaps in VIEs	—	(49)
Accumulated other comprehensive (loss)/income	(448)	528